GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 13.9%
	COMMODITY - 2.5%
82,465	Invesco Optimum Yield Diversified Commodity			$ 1,071,220
152,670	iShares Gold Trust(a),(b)			7,558,692
				8,629,912
	EQUITY - 11.0%
20,130	iShares Core S&P 500 ETF			11,850,128
17,783	iShares MSCI ACWI ETF			2,089,503
38,877	iShares MSCI ACWI ex U.S. ETF			2,027,824
27,627	iShares MSCI EAFE ETF			2,088,877
34,399	iShares MSCI EAFE Small-Cap ETF			2,089,739
49,291	iShares MSCI Emerging Markets ETF			2,061,350
6,768	iShares Russell 1000 ETF			2,180,379
9,447	iShares Russell 2000 ETF			2,087,409
23,335	iShares Russell Mid-Cap ETF			2,062,814
23,128	iShares U.S. Real Estate ETF			2,152,292
37,974	Vanguard FTSE Developed Markets ETF			1,815,917
50,742	Vanguard FTSE Emerging Markets ETF			2,234,678
46,179	Vanguard Real Estate ETF			4,113,625
				38,854,535
	FIXED INCOME - 0.4%
26,978	Vanguard Long-Term Treasury ETF			1,493,232

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,383,651)			48,977,679

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 35.9%
	SOFTWARE — 1.4%
5,000,000	Microsoft Corporation	3.1250	11/03/25	4,949,710

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 34.5%
10,000,000	Federal Home Loan Banks(c)	1.7500	06/30/26	9,673,454
14,000,000	Federal Home Loan Banks(c)	1.2500	07/21/26	13,453,250
4,250,000	Federal Home Loan Banks(c)	2.0000	05/27/27	4,121,464
10,000,000	Federal Home Loan Banks(c)	1.3750	06/30/27	9,397,474

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 35.9% (Continued)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 34.5% (Continued)
10,000,000	Federal Home Loan Banks(c)	1.0000	01/28/28	$ 9,348,690
10,000,000	Federal Home Loan Banks(c)	1.2500	02/24/28	9,326,248
14,750,000	Federal Home Loan Banks(c)	1.0000	02/25/28	13,731,691
10,000,000	Federal Home Loan Banks(c)	1.5000	08/16/28	9,208,437
9,900,000	Federal Home Loan Banks(c)	1.5000	08/24/28	9,276,040
10,000,000	Federal Home Loan Mortgage Corporation	0.7000	08/19/26	9,427,064
6,000,000	Federal National Mortgage Association	0.5500	08/25/25	5,856,507
5,000,000	Federal National Mortgage Association	0.7500	01/20/26	4,815,539
13,000,000	Federal National Mortgage Association	0.8500	06/30/26	12,343,097
2,171,022	Government National Mortgage Association	2.5000	12/20/49	1,846,630
				121,825,585

	TOTAL BONDS & NOTES (Cost $134,150,049)			126,775,295

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 15.5%
	U.S. TREASURY BILLS — 12.7%
10,000,000	United States Treasury Bill(d)	3.7600	01/16/25	9,983,558
10,000,000	United States Treasury Bill(d)	4.0600	02/06/25	9,959,051
5,000,000	United States Treasury Bill(d)	4.0900	02/18/25	4,972,703
10,000,000	United States Treasury Bill(d)	4.1900	03/27/25	9,902,350
10,000,000	United States Treasury Bill(d)	4.1900	04/08/25	9,888,853
				44,706,515
		Coupon Rate (%)
	U.S. TREASURY NOTES — 2.8%
10,000,000	United States Treasury Note	1.1250	01/15/25	9,988,570

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $54,679,547)			54,695,085

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENT - 28.4%
	MONEY MARKET FUND - 28.4%
100,498,135	Morgan Stanley Institutional Liquidity Funds - Institutional Class, 4.40%(e) (Cost $100,498,135)			$ 100,498,135

	TOTAL INVESTMENTS - 93.7% (Cost $330,711,382)			$ 330,946,194
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.3%			22,376,248
	NET ASSETS - 100.0%			$ 353,322,442

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
1,181	3 Month Euro Euribor Future	09/14/2026	$ 299,669,727	$ (537,066)
63	CBOT 10 Year US Treasury Note	03/20/2025	6,851,250	(114,563)
5	CBOT 5 Year US Treasury Note	03/31/2025	531,523	(4,766)
16	CBOT Corn Future(b)	03/14/2025	366,800	513
1	CBOT Oats Future(b)	03/14/2025	16,525	(1,338)
18	CME E-Mini NASDAQ 100 Index Future	03/21/2025	7,641,540	(243,315)
65	CME E-Mini Standard & Poor's 500 Index Future	03/21/2025	19,291,187	(615,612)
24	CME E-Mini Standard & Poor's MidCap 400 Index	03/21/2025	7,552,080	(491,275)
52	CME Feeder Cattle Future(b)	03/27/2025	6,837,350	184,700
36	CME Lean Hogs Future(b)	02/14/2025	1,170,720	(52,000)
104	CME Live Cattle Future(b)	02/28/2025	7,970,560	177,490
117	COMEX Gold 100 Troy Ounces Future(b)	02/26/2025	30,899,700	9,610
128	Eurex 2 Year Euro SCHATZ Future	03/06/2025	14,186,346	(64,480)
1	Eurex 30 Year Euro BUXL Future	03/06/2025	137,450	1,602
14	Eurex DAX Index Future	03/21/2025	7,270,486	(13,259)
80	Euro-BTP Italian Bond Futures	03/06/2025	9,943,437	(199,142)
78	FTSE 100 Index Future	03/21/2025	7,988,570	(172,932)
122	HKG Hang Seng Index Future	01/27/2025	15,776,519	138,645
34	ICE Gas Oil Future(b)	02/12/2025	2,351,950	12,900
112	ICE US MSCI Emerging Markets EM Index Futures	03/21/2025	6,013,280	(248,920)
16	LME Copper Future(b)	03/18/2025	3,501,680	(159,020)
38	LME Nickel Future(b)	03/18/2025	3,489,161	(195,750)
65	LME Primary Aluminum Future(b)	03/18/2025	4,151,826	(68,886)
43	LME Zinc Future(b)	03/18/2025	3,203,866	(134,916)
51	NYBOT CSC C Coffee Future(b)	03/19/2025	6,115,219	1,299,506
25	NYBOT CSC Cocoa Future(b)	03/14/2025	2,918,750	701,960
11	NYBOT CTN Frozen Concentrated Orange Juice A(b)	03/12/2025	809,243	(18,855)
314	NYBOT FINEX United States Dollar Index Future	03/17/2025	34,004,944	720,249
32	NYMEX Henry Hub Natural Gas Futures(b)	02/07/2025	1,162,560	107,720
8	NYMEX NY Harbor ULSD Futures(b)	02/07/2025	778,310	6,048
1	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(b)	02/17/2025	10,050	(270)
144	SGX Nikkei 225 Stock Index Future	03/17/2025	17,975,863	(108,760)
	NET UNREALIZED DEPRECIATION FROM OPEN LONG FUTURES CONTRACTS			(84,182)

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
314	CBOT 2 Year US Treasury Note Future	03/31/2025	$ 64,561,344	$ 114,303
644	CBOT 30 Day Federal Funds Future	04/30/2025	257,124,152	(59,194)
78	CBOT Rough Rice Future(b)	03/14/2025	2,199,600	107,150
39	CBOT Soybean Future(b)	03/14/2025	1,970,475	(27,963)
141	CBOT Soybean Meal Future(b)	03/14/2025	4,468,290	(151,470)
139	CBOT Soybean Oil Future(b)	03/14/2025	3,366,024	193,674
103	CBOT US Treasure Bond Futures	03/20/2025	11,725,906	459,125
39	CBOT Wheat Future(b)	03/14/2025	1,075,425	32,137
300	CME Australian Dollar Currency Future	03/17/2025	18,570,000	609,294
224	CME British Pound Currency Future	03/17/2025	17,504,200	218,138
573	CME Canadian Dollar Currency Future	03/18/2025	39,952,425	686,763
203	CME Euro Foreign Exchange Currency Future	03/17/2025	26,360,819	327,225
156	CME Japanese Yen Currency Future	03/17/2025	12,499,500	684,263
291	CME Mexican Peso Currency Future	03/17/2025	6,874,875	201,365
282	CME New Zealand Dollar Currency Future	03/17/2025	15,784,950	603,495
89	CME Swiss Franc Currency Future	03/17/2025	12,352,088	477,506
3	COMEX Copper Future(b)	03/27/2025	301,988	825
4	COMEX Silver Future(b)	03/27/2025	584,840	34,960
83	Eurex 10 Year Euro BUND Future	03/06/2025	11,473,656	10,901
51	Eurex 5 Year Euro BOBL Future	03/06/2025	6,226,935	3,351
26	French Government Bond Futures	03/06/2025	3,323,734	26,791
19	ICE Brent Crude Oil Future(b)	03/06/2025	1,418,160	(24,320)
19	LME Copper Future(b)	03/18/2025	4,158,245	49,320
63	LME Nickel Future(b)	03/18/2025	5,784,662	214,179
37	LME Primary Aluminum Future(b)	03/18/2025	2,363,347	12,853
2	LME Zinc Future(b)	03/18/2025	149,017	1,808
101	Long Gilt Future	03/27/2025	11,685,167	268,875
320	NYBOT CSC Number 11 World Sugar Future(b)	03/28/2025	6,902,785	255,942
412	NYBOT CTN Number 2 Cotton Future(b)	03/07/2025	14,090,400	492,990
12	NYMEX Light Sweet Crude Oil Future(b)	02/22/2025	860,640	(44,760)
15	NYMEX Palladium Future(b)	03/28/2025	1,364,700	93,650
37	NYMEX Platinum Future(b)	04/29/2025	1,684,425	76,385
41	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	02/03/2025	3,459,842	(29,455)
64	Three Month SONIA Index Futures	09/15/2026	19,238,300	(294,145)
1,553	Three-Month SOFR Futures	09/16/2026	372,914,125	1,093,700
98	TSE Japanese 10 Year Bond Futures	03/13/2025	88,376,940	240,664
23	WCE Canola Future(b)	03/14/2025	197,062	4,583
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ 6,964,908

	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ 6,880,726

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GPMAS Fund Limited.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2024.
(d)	Zero coupon bond.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.